FINANCIAL INSTRUMENTS - Schedule of Derivative Notional Amounts (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Derivative [Line Items]
Derivative, notional amount	$ 849,688
Derivative Instrument 2.15% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate	2.15%
Derivative Instrument 1.38%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	1.38%
Derivative Instrument 1.39%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 75,000
Derivative, fixed interest rate	1.39%
Derivative Instrument 1.43%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 75,000
Derivative, fixed interest rate	1.43%
Derivative Instrument 1.38%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate	1.38%
Derivative Instrument 1.38%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	1.38%
Derivative Instrument 0.35%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 45,625
Derivative, fixed interest rate	0.35%
Derivative Instrument 0.35%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 22,813
Derivative, fixed interest rate	0.35%
Derivative Instrument 1.22%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	1.22%
Derivative Instrument 0.37%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	0.37%
Derivative Instrument 1.03%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 35,000
Derivative, fixed interest rate	1.03%
Derivative Instrument 1.22%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	1.22%
Derivative Instrument 0.41%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 46,250
Derivative, fixed interest rate	0.41%
Derivative Instrument 0.35% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	0.35%
Derivative Instrument 1.82% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate	1.82%
Derivative Instrument 1.80% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate	1.80%
Derivative Instrument 1.09% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	1.09%
Derivative Instrument 2.75% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 75,000
Derivative, fixed interest rate	2.75%
Derivative Instrument 1.26% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 100,000
Derivative, fixed interest rate	1.26%